UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME SMASh FUND

FORM N-Q

APRIL 30, 2014

Notes to Schedule of Investments (unaudited)

Investments in Municipal High Income Portfolio, at value $145,998.

1. Organization and significant accounting policies

Western Asset Municipal High Income SMASh Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Municipal High Income Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.02% at April 30, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.3%
Alabama - 3.7%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$4,880,000	$5,180,315
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	1,750,000	1,828,365	(a)
Convertible CAB	0.000%	10/1/50	20,000,000	10,885,200	(b)
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	8,883,600

Total Alabama				26,777,480

Arizona - 1.7%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	1,000,000	1,001,740
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,149,040
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,396,175
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,207,220

Total Arizona				12,754,175

California - 10.5%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,590,000	1,709,075
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,606,380
California EFA Revenue:
College and University Financing Program	5.000%	2/1/15	1,355,000	1,383,618
College and University Financing Program	5.000%	2/1/15	315,000	326,444	(c)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	7,359,675	(d)(e)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	3,897,705
Various Capital Projects	5.125%	10/1/31	2,000,000	2,189,860
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,235,172
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,228,788
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,920,422
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,750,580
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	3,011,133
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,148,962
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	26,500,000	35,608,845
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,218,725
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,270,500

Total California				76,865,884

Colorado - 5.4%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,616,175
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,025,820
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,030,170	(f)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	17,500,000	22,759,800
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,594,480
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,039,760	(f)

Total Colorado				39,066,205

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 1.4%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$9,000,000	$9,148,050
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,004,060

Total Delaware				10,152,110

District of Columbia - 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,075,515
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,161,088
KIPP Charter School	6.000%	7/1/33	1,000,000	1,123,450
KIPP Charter School	6.000%	7/1/43	1,450,000	1,597,914

Total District of Columbia				5,957,967

Florida - 2.6%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	665,000	665,033
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	1,000,370	(d)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,412,500	(d)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,705,824	(g)
Sinai Residences Boca Raton Project, Entrance Fee	6.000%	6/1/21	1,350,000	1,374,016	(g)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,735,000	1,738,904
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	765,000	535,500	(h)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,511,700	(e)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,128,850	(e)

Total Florida				19,072,697

Georgia - 1.7%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,211,797
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	938,400
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	2,609,261
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,700,270

Total Georgia				12,459,728

Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,891,440

Illinois - 3.1%
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,252,210	(d)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	3,341,700	(i)
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	7,912,053	(i)
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,859,450
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,622,450
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,397,222

Total Illinois				22,385,085

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	$10,000,000	$10,327,600
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,076,170	(d)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,468,278

Total Indiana				12,872,048

Iowa - 2.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	4,200,000	4,277,490
Iowa Fertilizer Co. Project	5.250%	12/1/25	12,215,000	12,351,930

Total Iowa				16,629,420

Kentucky - 2.1%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	12,456,340
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,550,175

Total Kentucky				15,006,515

Louisiana - 0.4%
Epps, LA, COP	8.000%	6/1/18	775,000	370,551
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	646,604
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,567,527

Total Louisiana				2,584,682

Maryland - 6.6%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,056,960	(f)
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,330,750
Transportation Facilities Project	5.750%	6/1/35	21,625,000	22,419,719
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,227,850
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,017,810

Total Maryland				48,053,089

Massachusetts - 4.0%
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,635,520
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,238,400

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 4.0% (continued)
Suffolk University	5.750%	7/1/39	$13,740,000	$14,455,030

Total Massachusetts				29,328,950

Michigan - 3.4%
Detroit, MI, Water Supply System Revenue:
Senior Lien	5.250%	7/1/41	5,000,000	4,851,850
Senior Lien, NATL	5.000%	7/1/34	1,000,000	960,650
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	11,209,700
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	967,110
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	961,710
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,875,920	(f)
Saline, MI, EDC. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,187,712

Total Michigan				25,014,652

Missouri - 1.1%
Missouri State HEFA Revenue, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,130,700
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,082,720
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,678,825
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,120,870

Total Missouri				8,013,115

New Jersey - 5.2%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	404,964
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,121,360	(d)
Refunding	6.875%	1/1/37	11,000,000	11,167,420	(d)
Refunding, Gloucester Marine Project	6.625%	1/1/37	1,485,000	1,508,374
School Facilities Construction	1.720%	3/1/28	17,500,000	17,072,650	(b)

Total New Jersey				38,274,768

New Mexico - 1.0%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,340,000	1,264,343
COP, Jail Project Revenue	6.000%	4/1/23	500,000	435,100
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,173,780
COP, Jail Project Revenue	6.000%	4/1/28	500,000	390,575

Total New Mexico				7,263,798

New York - 5.2%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	21,870,000	23,703,581
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,202,950
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	925,000	981,943
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	2,395,000	1,225,378	(i)
New York City, NY, IDA, Civic Facilities Revenue:

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 5.2% (continued)
Amboy Properties Corp. Project	6.750%	6/1/20	$1,885,000	$1,855,217
Special Needs Facilities Pooled Program	8.125%	7/1/19	305,000	306,125
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,759,220

Total New York				38,034,414

Ohio - 1.8%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence - GEAC, LLC	6.125%	5/1/26	500,000	490,650
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,240,000	2,242,643
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,200,900
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,419,950

Total Ohio				13,354,143

Oklahoma - 1.2%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	10,000	10,205	(d)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,086,730
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,584,500

Total Oklahoma				8,681,435

Pennsylvania - 2.9%
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	1,359,360	(h)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,270,960
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,525,790
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,094,650
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,037,830	(d)
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,866,800
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	636,524
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,555,090	(e)

Total Pennsylvania				21,347,004

Puerto Rico - 3.1%
Puerto Rico Commonwealth, GO	8.000%	7/1/35	120,000	111,372
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/41	700,000	483,049
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,750,000	1,397,287	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	11,250,000	8,028,225
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	6,650,820
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	6,091,355

Total Puerto Rico				22,762,108

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	$980,000	$645,928

South Carolina - 0.3%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,078,320	(f)

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	984,770

Texas - 18.4%
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,825,000	565,000	(i)
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,759,250
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	911,540
Capital Appreciation	0.000%	1/1/38	2,000,000	574,940
Capital Appreciation	0.000%	1/1/40	2,200,000	564,916
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,242,830
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,330,680
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible Cabs	0.000%	10/1/35	4,000,000	2,704,320	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,985,720	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	1.020%	6/1/22	5,635,000	5,607,219	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,626,471
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,650,183	(d)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	7,107,100	(d)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	5,000,000	5,469,650	(d)
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	260,000
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	890,000	897,423
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,955,900
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,248,920
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	1,999,090
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,049,850
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,078,460
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,300,000	(h)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,865,130

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 18.4% (continued)
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	$28,000,000	$32,036,480
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	19,128,495
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,462,760
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,119,150
Uplift Education	5.875%	12/1/36	1,000,000	1,042,190
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	525,373

Total Texas				134,069,040

U.S. Virgin Islands - 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,181,225

Virginia - 1.8%
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,270,000	2,307,523	(d)
Residential Rental Mayfair Project	7.500%	10/1/39	2,275,000	2,327,234	(d)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,648,925

Total Virginia				13,283,682

Wisconsin - 0.3%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,110,820

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $685,983,771)				702,956,697

SHORT-TERM INVESTMENTS - 3.4%
Florida - 0.2%
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Healthcare System, LOC-Wells Fargo Bank N.A.	0.130%	11/1/38	1,100,000	1,100,000	(j)(k)

Illinois - 0.2%
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.120%	6/1/35	1,100,000	1,100,000	(j)(k)

Minnesota - 0.1%
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.070%	8/15/32	1,000,000	1,000,000	(j)(k)

Missouri - 0.4%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.140%	10/1/24	2,900,000	2,900,000	(j)(k)

New Hampshire - 0.2%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.260%	11/1/20	1,800,000	1,800,000	(d)(j)(k)

New York - 1.4%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.290%	4/1/35	1,000,000	1,000,000	(j)(k)
SPA-Dexia Credit Local	0.290%	8/1/28	2,800,000	2,800,000	(j)(k)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 1.4% (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.280%	6/15/32	$2,100,000	$2,100,000	(j)(k)
SPA-Dexia Credit Local	0.290%	6/15/32	1,100,000	1,100,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.290%	8/1/22	3,000,000	3,000,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.290%	11/1/22	400,000	400,000	(j)(k)

Total New York				10,400,000

North Carolina - 0.2%
Charlotte, NC, Airport Revenue, Charlotte Douglas, LOC-Wells Fargo Bank N.A.	0.090%	7/1/39	800,000	800,000	(j)(k)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.130%	7/1/31	800,000	800,000	(j)(k)

Total North Carolina				1,600,000

Pennsylvania - 0.2%
Mercer County, PA, GO	0.180%	10/1/31	100,000	100,000	(j)(k)
Philadelphia, PA, Authority For Industrial Development, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.120%	12/1/34	1,105,000	1,105,000	(j)(k)

Total Pennsylvania				1,205,000

Texas - 0.3%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.130%	8/1/37	1,900,000	1,900,000	(j)(k)

Vermont - 0.1%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, SPA-Bank of New York Mellon	0.140%	11/1/37	1,000,000	1,000,000	(d)(j)(k)

Washington - 0.1%
Washington State Housing Finance Commission, Overlake School Project, LOC-Wells Fargo Bank	0.130%	10/1/29	605,000	605,000	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,610,000)				24,610,000

TOTAL INVESTMENTS - 99.7% (Cost - $710,593,771#)				727,566,697
Other Assets in Excess of Liabilities - 0.3%				2,498,920

TOTAL NET ASSETS - 100.0%				$730,065,617

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Security is purchased on a when-issued basis.

(h)	The coupon payment on these securities is currently in default as of April 30, 2014.

(i)	Illiquid security.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2014

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
UNCP	— University of North Carolina at Penbroke

Summary of Investments by Industry †

Industrial Revenue	27.9%
Health Care	16.9
Education	14.7
Transportation	14.3
Special Tax Obligation	5.5
Water & Sewer	5.5
Local General Obligation	2.6
Leasing	2.3
Pre-Refunded/Escrowed to Maturity	1.6
Other	1.6
Housing	1.4
Power	1.1
Solid Waste/Resource Recovery	1.1
State General Obligation	0.1
Short - Term Investments	3.4

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2014 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AA/Aa	1.5%
A	16.2
BBB/Baa	50.3
BB/Ba	9.5
B/B	6.7
CCC/Caa	0.7
A-1/VMIG 1	3.2
NR	11.9

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSROand are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$702,956,697	—	$702,956,697

Short-term investments†	—	24,610,000	—	24,610,000

Total investments	—	$727,566,697	—	$727,566,697

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$829,107	—	—	$829,107

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,469,065
Gross unrealized depreciation	(23,496,139)

Net unrealized appreciation	$16,972,926

At April 30, 2014, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Long-Term Bonds	230	6/14	$30,206,518	$31,035,625	$(829,107)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at April 30, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(829,107)

During the period ended April 30, 2014, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$19,842,450

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 24, 2014